ROYCE CAPITAL FUND
745 FIFTH AVENUE
NEW YORK, NEW YORK 10151

May 5, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Royce Capital Fund
Registration No. 333-01073
File No. 811-07537

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectuses and statement of additional information with respect to Royce Capital Fund do not differ from those which were filed electronically in the most recent post-effective amendment.

Should you have any questions or comments, do not hesitate to call the undersigned at (212) 508-4578.

Sincerely,

/s/ John E. Denneen

John E. Denneen
Secretary

Enclosures